Forward Warrant Agreement	9 Months Ended
Oct. 31, 2021
Rigetti Holdings [Member]
Class of Warrant or Right [Line Items]
Forward Warrant Agreement
10.	FORWARD WARRANT AGREEMENT
In connection with the execution of the Merger Agreement in October 2021, Rigetti entered into a warrant subscription agreement (Forward Warrant Agreement) with a strategic partner for the purchase of a warrant for an aggregate purchase price (including amounts from exercise)
of $10,000,000. The Forward Warrant Agreement provides for the issuance of a warrant for the purchase of an aggregate of 1,000,000 shares of Rigetti common stock at an exercise price of $0.0001.
The purchase of the warrant is conditioned upon, among other things, the consummation of the Business Combination and the entry into a collaboration agreement between Rigetti and the strategic partner. The strategic partner is required to pay $5,000,000 to Rigetti no later than (i) the Closing and (ii) June 30, 2022, and upon such payment the warrant will vest and be exercisable by the strategic partner with respect to 500,000 shares of New Rigetti Common Stock pursuant to the terms of the warrant. The strategic partner is required to pay an additional $5,000,000 to Rigetti no later than the second anniversary of the date of the warrant subscription agreement, and upon such payment, the warrant will vest and be exercisable by the strategic partner with respect to the remaining 500,000 shares of New Rigetti Common Stock pursuant to the terms of the warrant. The Company evaluated the Forward Purcharse Agreement as a derivative in conjunction with the guidance of ASC 480. The Company calculated fair value of the Forward Purchase Agreement at inception and at the end of October 31, 2021. The fair value of the Forward Warrant Agreement was estimated based on the following key inputs and assumptions 1) Strike price 2) Purchase Price per Warrant 3) underlying value of share 4) assumed holding period and related risk free rate and 5) likelihood of the outcome of the various contingencies outlined above. Based on these inputs and assumption, the Company calculated the fair value of the derivative liability to be $400,000 as of October 31, 2021 and has included in other liabilities (current) in the accompanying consolidated balance sheet.